497(e)
                                                                       333-91776

                        SUPPLEMENT DATED OCTOBER 21, 2004
                                       TO

                                  PROSPECTUSES
                                       FOR

                             MONY VARIABLE ACCOUNT A
                         MONY AMERICA VARIABLE ACCOUNT A
                        FLEXIBLE PAYMENT VARIABLE ANNUITY

                         MONY AMERICA VARIABLE ACCOUNT L
                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                                    ISSUED BY
                           MONY LIFE INSURANCE COMPANY
                     MONY LIFE INSURANCE COMPANY OF AMERICA

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE CURRENT PROSPECTUS AND, TO THE EXTENT INCONSISTENT, IT SUPERSEDES SUCH INFORMATION. PLEASE READ AND KEEP THIS SUPPLEMENT WITH YOUR CURRENT PROSPECTUS FOR FUTURE REFERENCE.

1. Effective October 1, 2004, references to Pilgrim Baxter & Associates, Ltd. in your prospectus should be replaced with its new name, Liberty Ridge Capital, Inc.

2. Effective October 1, 2004, references to INVESCO Institutional (N.A.), Inc. as sub-adviser for the INVESCO VIF Funds in "The Funds" section of your prospectus should be deleted.

3. Effective October 15, 2004, AIM Variable Insurance Funds has changed the name of their INVESCO VIF portfolios. Existing portfolio and subaccount names in your prospectus are renamed as shown in the tables below:


-------------------------------------------------------------------------------------------------------------------
                    OLD PORTFOLIO NAME                                      NEW PORTFOLIO NAME
-------------------------------------------------------------------------------------------------------------------
         AIM VARIABLE INSURANCE FUNDS - SERIES I                  AIM VARIABLE INSURANCE FUNDS - SERIES I
-------------------------------------------------------------------------------------------------------------------
INVESCO VIF - Financial Services Fund                            AIM V.I. Financial Services Fund
INVESCO VIF - Health Sciences Fund                               AIM V.I. Health Sciences Fund
INVESCO VIF - Technology Fund                                    AIM V.I. Technology Fund
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                   OLD SUBACCOUNT NAME                                      NEW SUBACCOUNT NAME
-------------------------------------------------------------------------------------------------------------------
                 MONY VARIABLE ACCOUNT A                                   MONY VARIABLE ACCOUNT A
             MONY AMERICA VARIABLE ACCOUNT A                           MONY AMERICA VARIABLE ACCOUNT A
             MONY AMERICA VARIABLE ACCOUNT L                           MONY AMERICA VARIABLE ACCOUNT L
-------------------------------------------------------------------------------------------------------------------
INVESCO VIF - Financial Services Subaccount                      AIM V.I. Financial Services Subaccount
INVESCO VIF - Health Sciences Subaccount                         AIM V.I. Health Sciences Subaccount
INVESCO VIF - Technology Subaccount                              AIM V.I. Technology Subaccount
-------------------------------------------------------------------------------------------------------------------